Accounts Receivable	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Accounts receivable	Accounts receivable
The following table provides the breakdown of Accounts receivable as at December 31, 2022 and 2021:

In millions	December 31,	2022	2021
Freight		$1,142	$877
Non-freight		244	225
Gross accounts receivable		1,386	1,102
Allowance for credit losses		(15)	(28)
Net accounts receivable		$1,371	$1,074